Revenues from Contracts with Customers - Disaggregation within Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from Contracts with Customers - Disaggregation of Revenues
Total fees and other revenues	$ 2,207.9	$ 2,679.6	$ 2,353.6
Premiums and other considerations	5,264.3	4,714.0	5,880.8
Net investment income (loss)	2,852.3	3,633.7	3,324.9
Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Premiums and other considerations	1,959.7	1,883.6	3,221.0
Net investment income (loss)	2,252.3	2,674.4	2,457.6
U.S. Insurance Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Premiums and other considerations	3,306.7	2,830.4	2,659.8
Net investment income (loss)	560.2	907.9	842.0
Corporate
Revenues from Contracts with Customers - Disaggregation of Revenues
Premiums and other considerations	(2.1)
Net investment income (loss)	39.8	51.4	25.3
Operating Segments
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	609.4	480.3	318.7
Total operating revenues	10,325.2	11,150.2	11,668.8
Operating Segments | Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	533.6	409.2	259.1
Total operating revenues	5,957.5	6,329.0	7,162.5
Operating Segments | Retirement and Income Solutions | Retirement and Income Solutions - Fee
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	522.2	399.3	250.5
Fees and other revenues not within the scope of revenue recognition guidance	1,187.0	1,299.6	1,130.4
Total fees and other revenues	1,709.2	1,698.9	1,380.9
Premiums and other considerations		0.5	4.9
Net investment income (loss)	527.0	442.3	423.0
Total operating revenues	2,236.2	2,141.7	1,808.8
Operating Segments | Retirement and Income Solutions | Retirement and Income Solutions - Fee | Administrative service fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	519.2	395.9	248.4
Operating Segments | Retirement and Income Solutions | Retirement and Income Solutions - Fee | Other fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	3.0	3.4	2.1
Operating Segments | Retirement and Income Solutions | Retirement and Income Solutions - Spread
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	11.4	9.9	8.6
Fees and other revenues not within the scope of revenue recognition guidance	2.9	7.9	9.5
Total fees and other revenues	14.3	17.8	18.1
Premiums and other considerations	1,959.7	1,883.1	3,216.0
Net investment income (loss)	1,747.3	2,286.4	2,119.6
Total operating revenues	3,721.3	4,187.3	5,353.7
Operating Segments | Retirement and Income Solutions | Retirement and Income Solutions - Spread | Deposit account fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	10.2	9.2	8.4
Operating Segments | Retirement and Income Solutions | Retirement and Income Solutions - Spread | Commission income
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	1.2	0.7	0.2
Operating Segments | U.S. Insurance Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	76.6	72.1	60.4
Total operating revenues	4,307.2	4,753.8	4,468.4
Operating Segments | U.S. Insurance Solutions | Specialty Benefits insurance
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	12.2	12.1	12.1
Fees and other revenues not within the scope of revenue recognition guidance	18.5	19.0	19.2
Total fees and other revenues	30.7	31.1	31.3
Premiums and other considerations	2,771.1	2,496.5	2,330.8
Net investment income (loss)	179.8	179.2	160.6
Total operating revenues	2,981.6	2,706.8	2,522.7
Operating Segments | U.S. Insurance Solutions | Specialty Benefits insurance | Administrative service fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	12.2	12.1	12.1
Operating Segments | U.S. Insurance Solutions | Individual Life insurance
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	64.4	60.1	48.4
Fees and other revenues not within the scope of revenue recognition guidance	333.2	858.8	849.5
Total fees and other revenues	397.6	918.9	897.9
Premiums and other considerations	535.9	333.9	329.1
Net investment income (loss)	392.4	794.3	718.8
Total operating revenues	1,325.9	2,047.1	1,945.8
Operating Segments | U.S. Insurance Solutions | Individual Life insurance | Administrative service fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	26.9	26.2	21.6
Operating Segments | U.S. Insurance Solutions | Individual Life insurance | Commission income
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	37.5	33.9	26.8
Operating Segments | Corporate
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	(0.8)	(1.0)	(0.8)
Fees and other revenues not within the scope of revenue recognition guidance	15.9	17.5	16.5
Total fees and other revenues	15.1	16.5	15.7
Premiums and other considerations	(2.1)
Net investment income (loss)	47.5	50.9	22.2
Total operating revenues	60.5	67.4	37.9
Operating Segments | Corporate | Revenue by type - Eliminations
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	$ (0.8)	$ (1.0)	$ (0.8)